CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 246,072	$ 658,638	$ 504,643	$ 848,070	$ 1,480,213	$ 494,375
Cost of goods sold	21,170	55,282	51,164	66,260	139,670	90,367
Gross margin	224,902	603,356	453,479	781,810	1,340,543	404,008
Research and developments costs	34,890	0	64,940	0
Selling, general and administrative expenses	1,252,939	669,152	2,847,985	1,196,717	3,128,635	3,038,068
Total operating expenses	1,287,829	669,152	2,912,925	1,196,717	3,128,635	3,038,068
Loss from operations	(1,062,927)	(65,796)	(2,459,446)	(414,907)	(1,788,092)	(2,634,060)
Interest expense	259,954	175,756	307,827	285,215	379,019	442,031
Total other ( income) expenses	259,954	175,756	307,827	285,215	379,019	442,031
Loss before income taxes	(1,322,881)	(241,552)	(2,767,273)	(700,122)	(2,167,111)	(3,076,091)
Provision for income taxes	0	0	0	0	(433)	0
Net loss	$ (1,322,881)	$ (241,552)	$ (2,767,273)	$ (700,122)	$ (2,167,544)	$ (3,076,091)
Basic net loss per weighted average shares of common stock (in Dollars per share)	$ (0.27)	$ (0.05)	$ (0.56)	$ (0.14)	$ (0.45)	$ (0.67)
Diluted net loss per weighted average shares of common stock (in Dollars per share)	$ (0.27)	$ (0.05)	$ (0.56)	$ (0.14)	$ (0.45)	$ (0.67)
Basic weighted average number of shares of common stock (in Shares)	4,932,942	4,851,905	4,925,470	4,839,803	4,854,878	4,604,159
Diluted weighted average number of shares of common stock (in Shares)	4,932,942	4,851,905	4,925,470	4,839,803	4,854,878	4,604,159
Product Revenue [Member]
Revenue	$ 67,500	$ 480,067	$ 147,500	$ 490,927	$ 765,927	$ 494,375
License [Member]
Revenue	$ 178,572	$ 178,571	$ 357,143	$ 357,143	$ 714,286	$ 0